INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforwards
Net operating loss carryforwards	$ 110.4	$ 112.0
Valuation allowance on certain deferred tax assets	87
Foreign tax credit carryforwards, expiration period	10 years
Foreign tax credit carryforwards	47.6	44.7
Federal
Operating loss carryforwards
Net operating loss carryforwards	1.0
State
Operating loss carryforwards
Net operating loss carryforwards	14.0
International
Operating loss carryforwards
Net operating loss carryforwards	95.0
Carryforwards expiring from 2014 to 2022	46
No expiration	$ 49